Investments in Associates - Additional Information (Details) $ / shares in Units, $ in Millions, ₨ in Billions																	12 Months Ended
	Jan. 21, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Jul. 01, 2020	Mar. 31, 2020 USD ($)	Feb. 28, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 23, 2019 INR (₨)	Dec. 17, 2019	Dec. 16, 2019 USD ($)	Dec. 16, 2019 INR (₨)	Dec. 09, 2019 USD ($)	May 31, 2019 USD ($)	May 17, 2019	May 16, 2019	Jan. 01, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of associates [line items]
Investments in associates																	$ 6,439.6	$ 5,984.4
Consideration paid																$ (561.5)
Sales of investments in associates																	139.8	323.8
Share of profit (loss) of associates																	(112.8)	169.6
Notional amount																	8,849.0	7,261.0
Non-controlling interests | Eurolife ERB Insurance Group Holdings S.A.
Disclosure of associates [line items]
Eurolife's investment in a Fairfax consolidated internal investment fund (note 6)																	$ 93.7	$ 22.1
Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage																	49.00%	49.00%
Share of profit (loss) of associates							$ 350.9
Go Digit Infoworks Services Private Limited | Common stocks
Disclosure of associates [line items]
Ownership percentage																		45.30%
Go Digit Infoworks Services Private Limited | Preferred shares
Disclosure of associates [line items]
Ownership percentage																		3.70%
Davos Brands
Disclosure of associates [line items]
Sales of investments in associates		$ 58.6
Net realized gains (losses)		19.3
Quess
Disclosure of associates [line items]
Ownership percentage												31.80%
IIFL Wealth Management Limited
Disclosure of associates [line items]
Ownership percentage													19.00%
Fair value of investments in associates													$ 255.6
IIFL Holdings Limited
Disclosure of associates [line items]
Share of profit (loss) of associates													$ 172.9
IIFL Securities Limited
Disclosure of associates [line items]
Ownership percentage													35.40%
Fair value of investments in associates													$ 121.9
Atlas Mara Limited
Disclosure of associates [line items]
Number of shares repurchased (in shares) | shares																	26,400,000
Proportion of ownership interest in subsidiary																	50.00%
Eurobank Ergasias S.A
Disclosure of associates [line items]
Ownership percentage														32.40%	18.00%
European Run-off
Disclosure of associates [line items]
Fair value of investments in associates																		$ 504.6
Consideration paid						$ (146.5)
Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Value of shares committed to be issued							91.0	₨ 6.5
Investment, value of company							$ 858.0	₨ 61.2
Thomas Cook India | Quess
Disclosure of associates [line items]
Ownership percentage												48.60%
Non-cash impairment charge												$ 190.6
IIFL Holdings Limited | IIFL Wealth Management Limited
Disclosure of associates [line items]
Ownership percentage													53.30%
Insurance and reinsurance companies
Disclosure of associates [line items]
Notional amount																	$ 1,025.2	1,028.1
Insurance and reinsurance companies | RiverStone Barbados
Disclosure of associates [line items]
Ownership percentage																	60.00%
Proportion of ownership interest in joint venture				60.00%
Fair value of investments in joint ventures for which there are quoted market prices				$ 605.0
Fair value of investments in associates																	$ 729.5
Investments in associates																	729.5	$ 0.0
Share of profit (loss) of associates																	$ 113.0
Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage																	49.00%	49.00%
Fair value of investments in associates																	$ 120.5	$ 122.3
Investments in associates																	41.8	0.0
Share of profit (loss) of associates																	$ 8.8	$ (7.6)
Insurance and reinsurance companies | Eurolife ERB Insurance Group Holdings S.A.
Disclosure of associates [line items]
Ownership percentage																	50.00%	50.00%
Fair value of investments in associates																	$ 457.9	$ 403.1
Investments in associates																	336.2	303.9
Share of profit (loss) of associates																	6.1	154.8
Insurance and reinsurance companies | OMERS
Disclosure of associates [line items]
Proportion of ownership interest in joint venture				62.50%
Insurance and reinsurance companies | OMERS | Eurolife ERB Insurance Group Holdings S.A.
Disclosure of associates [line items]
Proportion of ownership interest in joint venture				80.00%
Insurance and reinsurance companies | OMERS | Eurobank Ergasias S.A
Disclosure of associates [line items]
Proportion of ownership interest in joint venture				20.00%
Non-insurance companies
Disclosure of associates [line items]
Fair value of investments in associates																	1,527.1
Non-cash impairment charge																	240.3	211.2
Notional amount																	$ 2,210.8	$ 2,084.2
Non-insurance companies | Farmers Edge Inc
Disclosure of associates [line items]
Ownership percentage																	0.00%	50.40%
Fair value of investments in associates																	$ 0.0	$ 43.8
Voting interest percentage			67.00%
Investments in associates																	0.0	41.0
Share of profit (loss) of associates																	$ (21.8)	$ (39.9)
Non-insurance companies | APR Energy PLC
Disclosure of associates [line items]
Ownership percentage																	0.00%	53.40%
Fair value of investments in associates																	$ 0.0	$ 266.2
Investments in associates																	0.0	189.3
Gains (losses) on fair value adjustment, investment property					$ 7.6
Share of profit (loss) of associates																	$ (13.6)	$ (57.0)
Non-insurance companies | Davos Brands
Disclosure of associates [line items]
Net realized gains (losses)		$ 19.3
Non-insurance companies | Quess
Disclosure of associates [line items]
Ownership percentage																	33.20%	33.20%
Fair value of investments in associates																	$ 366.8	$ 332.1
Investments in associates																	558.9	704.1
Non-cash impairment charge																	98.3	190.6
Share of profit (loss) of associates																	$ (124.6)	$ (183.2)
Non-insurance companies | IIFL Securities Limited
Disclosure of associates [line items]
Ownership percentage																	35.30%	35.40%
Fair value of investments in associates																	$ 74.3	$ 65.0
Investments in associates																	32.1	30.8
Share of profit (loss) of associates																	$ 9.8	$ 1.6
Non-insurance companies | Atlas Mara Limited
Disclosure of associates [line items]
Ownership percentage																	50.00%	42.40%
Fair value of investments in associates																	$ 19.3	$ 78.1
Investments in associates																	21.3	0.0
Non-cash impairment charge																	35.0
Share of profit (loss) of associates																	$ (31.3)	$ (54.0)
Non-insurance companies | Eurobank Ergasias S.A
Disclosure of associates [line items]
Ownership percentage																	30.50%	30.50%
Fair value of investments in associates																	$ 799.9	$ 1,164.4
Investments in associates																	1,166.3	1,164.4
Share of profit (loss) of associates																	$ (11.9)	$ 0.0
Non-insurance companies | Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage																	54.00%	54.00%
Fair value of investments in associates																	$ 1,396.1	$ 1,429.8
Investments in associates																	0.0	0.0
Share of profit (loss) of associates																	(30.5)	$ 30.8
Non-insurance companies | Atlas Corp
Disclosure of associates [line items]
Fair value of investments in associates					178.1
Investments in associates					575.0
Debt instruments held																	575.9
Derivatives																	$ 110.5
Non-insurance companies | Atlas Corp | APR Energy PLC
Disclosure of associates [line items]
Consideration paid					388.3
Non-insurance companies | Atlas Corp | European Run-off
Disclosure of associates [line items]
Investments in associates					45.9
Fairfax India | Anchorage Infrastructure Investments Holdings Limited
Disclosure of associates [line items]
Sales of investments in associates										$ 130.0	₨ 9.5
Sale of interest in associates, percentage										11.00%	11.00%
Fairfax India | Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage										54.00%	54.00%
Fairfax India | Anchorage Infrastructure Investments Holdings Limited | Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage									44.00%
5.50% Unsecured Debentures Due March 1, 2027 | Non-insurance companies | Atlas Corp
Disclosure of associates [line items]
Investments in associates					$ 100.0
Debt instrument, interest rate					5.50%
HFP Debentures
Disclosure of associates [line items]
Financial assets, at fair value																			$ 102.6
HFP Debentures | Subsequent Events
Disclosure of associates [line items]
Notional amount	$ 100.0
Interest rate	3.00%
Warrant exercise price (in dollars per share) | $ / shares	$ 4.90
Percentage of voting equity interests upon exercise of warrants	2.70%
Number of subordinated voting equity interests acquired | shares	3,000,000